Related Party Transactions (Details Narrative) (10K) - USD ($)			3 Months Ended		12 Months Ended
	May 02, 2016	Jun. 19, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Officer compensation			$ 120,278	$ 403,006	$ 1,592,990	$ 2,126,243
Consulting fees					1,154,465	1,013,690
Matthew Banks [Member]
Director fees						20,000
Consulting fees						27,500
R & H Nominees Pty Ltd [Member]
Director fees					29,800	27,500
Comms Watch Pty Ltd [Member]
Director fees					0	4,500
Clem Tacca [Member]
Consulting fees					40,000	318,857
Ascendant SC Pty Ltd [Member]
Consulting fees					82,886	66,098
Ascendant SC Pty Ltd [Member] | Series G Preferred Stock [Member]
Consulting fees offset as consideration for stock subscriptions		$ 25,000
Ascendant SC Pty Ltd [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions	$ 35,000					10,000
VP Corporate Finance [Member]
Officer compensation						121,721
Bonus offset against common stock subscription						14,029
Frank Wilkie [Member]
Consulting fees			0	250	120,404	419,204
Payment of consulting fees						70,250
Frank Wilkie [Member] | Series G Preferred Stock [Member]
Consulting fees offset as consideration for stock subscriptions		$ 224,500
Frank Wilkie [Member] | Common Stock Subscriptions [Member]
Consulting fees offset as consideration for stock subscriptions					124,454
Judith Willoughby [Member]
Consulting fees					50,700	75,000
Payment of consulting fees						55,000
Judith Willoughby [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions					20,000
Custom Print Consulting [Member]
Consulting fees					26,000
Custom Print Consulting [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions					26,000
BW Equities Pty Ltd [Member]
Consulting fees					26,000
BW Equities Pty Ltd [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions					26,000
Worldwide Holdings LLC [Member]
Consulting fees					162,500
Consulting fees offset as consideration for stock subscriptions					162,500
Payment of consulting fees					150,000
Worldwide Holdings LLC [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions					12,500
MZHCI LLC [Member]
Consulting fees					166,524
Payment of consulting fees					96,524
MZHCI LLC [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions					70,000
Chief Operating Officer [Member]
Officer compensation			53,077	53,077	243,000	250,000
Bonus offset against common stock subscription						20,000
Director [Member] | Gilmour & Company Pty Ltd [Member]
Director fees					0	27,500
Director [Member] | Matthew Banks [Member]
Director fees			$ 0	$ 8,500	29,800	27,500
Director [Member] | Ian Banks [Member] | Matthew Banks [Member]
Bonus offset against common stock subscription						7,500
2015 Consulting Contract [Member] | Chief Executive Officer [Member]
Officer compensation					$ 1,000,000	1,300,000
Bonus offset against common stock subscription						$ 220,079